Lease - (Maturity Analysis for Lease Liabilities) (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	¥ 4,613
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	3,229
After 1 year but within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	672
After 2 years but within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	¥ 712